Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Capitalized Costs Relating to Oil and Gas Producing Activities (Detail) - Oil and Gas Producing Activities [member] - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	$ 6,111	$ 5,912	$ 7,369
Proved oil and gas properties	88,716	100,962	92,277
Support Equipment	84,860	87,100	85,096
Gross Capitalized costs	179,687	193,974	184,742
Depreciation, depletion and amortization	(61,463)	(65,978)	(57,849)
Net capitalized costs	118,224	127,996	126,893
Consolidated Entities [member] | Brazil member
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	5,999	5,803	6,978
Proved oil and gas properties	88,572	96,195	87,925
Support Equipment	83,822	86,021	84,549
Gross Capitalized costs	178,393	188,019	179,452
Depreciation, depletion and amortization	(60,890)	(63,245)	(55,580)
Net capitalized costs	117,503	124,774	123,872
Consolidated Entities [member] | South America [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	112	109	115
Proved oil and gas properties	144	111	88
Support Equipment	649	606	473
Gross Capitalized costs	905	826	676
Depreciation, depletion and amortization	(544)	(504)	(348)
Net capitalized costs	361	322	328
Consolidated Entities [member] | North America [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties			276
Proved oil and gas properties		4,656	4,264
Support Equipment		81	70
Gross Capitalized costs		4,737	4,610
Depreciation, depletion and amortization		(2,217)	(1,917)
Net capitalized costs		2,520	2,693
Consolidated Entities [member] | Others [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Support Equipment	389	392	4
Gross Capitalized costs	389	392	4
Depreciation, depletion and amortization	(29)	(12)	(4)
Net capitalized costs	360	380
Consolidated Entities [member] | Foreign countries [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Unproved oil and gas properties	112	109	391
Proved oil and gas properties	144	4,767	4,352
Support Equipment	1,038	1,079	547
Gross Capitalized costs	1,294	5,955	5,290
Depreciation, depletion and amortization	(573)	(2,733)	(2,269)
Net capitalized costs	721	3,222	3,021
Equity Method Investee [member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	4,091	3,134	2,811
Support Equipment	6	6	6
Gross Capitalized costs	4,097	3,140	2,817
Depreciation, depletion and amortization	(1,410)	(1,287)	(1,165)
Net capitalized costs	$ 2,687	$ 1,853	$ 1,652